Segment reporting (Details)	12 Months Ended
	Sep. 30, 2022 USD ($) segment	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Segment reporting
Number of operating segments | segment	1
Number of reportable segments | segment	1
Total	$ 40,205,586	$ 19,846,921	$ 12,476,314
Activated carbon
Segment reporting
Total	39,925,693	19,573,266	12,099,457
Biomass electricity
Segment reporting
Total	150,716	143,240	255,678
Technical service
Segment reporting
Total	$ 129,177	$ 130,415	$ 121,179